Fair value (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy:

	Level I	Level II	Level III	Total 2020
Assets carried at fair value
Available-for-sale
Shares	90	82	173	345
Debt securities	28,300	64,914	467	93,681
Money market and other short-term instruments	832	3,726	-	4,558
Other investments at fair value	-	415	581	996

	29,222	69,136	1,221	99,580

Fair value through profit or loss
Shares	80	226	1,329	1,634
Debt securities	168	5,260	242	5,669
Money market and other short-term instruments	17	93	-	109
Other investments at fair value	1	470	2,174	2,645
Investments for account of policyholders 1)	118,057	104,635	1,012	223,705
Derivatives	34	13,930	22	13,986
Investments in real estate	-	-	2,385	2,385
Investments in real estate for policyholders	-	-	467	467

	118,356	124,613	7,631	250,600

Revalued amounts
Real estate held for own use	-	-	209	209

	-	-	209	209

Total assets at fair value	147,578	193,750	9,061	350,389

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	59,637	(12)	59,625
Derivatives	61	9,654	4,902	14,617
Total liabilities at fair value	61	69,291	4,890	74,242
1	The investments for account of policyholders include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders represents only those investment contracts carried at fair value.

	Level I	Level II	Level III	Total 2019
Assets carried at fair value
Available-for-sale
Shares	92	160	157	409
Debt securities	25,528	56,317	1,074	82,918
Money market and other short-term instruments	1,255	3,914	-	5,169
Other investments at fair value	-	426	482	908
	26,875	60,817	1,712	89,404

Fair value through profit or loss
Shares	106	306	1,401	1,813
Debt securities	204	3,727	4	3,934
Money market and other short-term instruments	19	139	-	158
Other investments at fair value	1	1,125	2,049	3,175
Investments for account of policyholders 1)	120,271	103,712	1,805	225,788
Derivatives	96	11,006	56	11,157
Investments in real estate	-	-	2,901	2,901
Investments in real estate for policyholders	-	-	586	586
	120,696	120,014	8,802	249,512

Revalued amounts
Real estate held for own use	-	-	208	208
	-	-	208	208

Total assets at fair value	147,571	180,831	10,722	339,124

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	59,759	197	59,956
Borrowings 3)	-	461	-	461
Derivatives	59	8,476	3,081	11,616
Total liabilities at fair value	59	68,696	3,278	72,033
1	The investments for account of policyholders include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders represents only those investment contracts carried at fair value.
3	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	Total 2020		Total 2019
	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I
Assets carried at fair value
Available-for-sale
Debt securities	-	46	12	3
	-	46	12	3

Fair value through profit or loss
Shares	-	-	8	8
Investments for account of policyholders	-	-	-	8
	-	-	8	16
Total assets at fair value	-	46	20	19

Total Liabilities carried at fair value	-	-	-	-

Disclosures of Changes in Level 3 Assets
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Assets carried at fair value	At January 1, 2020	Acquisitions through business combinations	Disposal of a business	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange difference	Reclassification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	At December 31, 2020	Total unrealized gains and (losses) for the period recorded in the P&L for instruments held at December 31, 2020 3
Available-for-sale
Shares	157	-	-	(27)	24	49	(15)	(1)	(12)	-	-	(2)	-	173	-
Debt securities	1.074	-	-	3	(19)	155	(11)	(34)	(32)	-	26	(695)	-	467	-
Money markets and other short-term instruments	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other investments at fair value	482	-	-	(140)	28	302	(19)	(22)	(50)	-	-	-	-	581	-
	1.712	-	-	(163)	34	505	(45)	(56)	(94)	-	26	(697)	-	1.221	-

Fair value through profit or loss
Shares	1.401	-	-	(132)	-	160	(97)	-	(3)	-	-	-	-	1.329	(98)
Debt securities	4	-	-	-	-	276	(37)	-	-	-	-	-	-	242	-
Other investments at fair value	2.049	-	-	122	-	432	(250)	-	(184)	-	16	(13)	-	2.173	(1)
Investments for account of policyholders	1.805	-	-	3	-	(168)	(607)	-	(20)	-	-	-	-	1.012	37
Derivatives	56	-	-	(33)	-	-	-	-	-	-	-	-	-	22	(32)
Investments in real estate	2.901	-	-	65	-	150	(717)	-	(14)	-	-	-	-	2.385	196
Investments in real estate for policyholders	586	-	-	(36)	-	4	(56)	-	(31)	-	-	-	-	467	(52)
	8.802	-	-	(11)	-	854	(1.765)	-	(251)	-	16	(13)	-	7.631	51

Revalued amounts
Real estate held for own use	208	-	-	(9)	18	5	(5)	-	(8)	-	-	-	-	209	-
	208	-	-	(9)	18	5	(5)	-	(8)	-	-	-	-	209	-

Total assets at fair value	10.722	-	-	(183)	51	1.364	(1.815)	(57)	(354)	-	42	(710)	-	9.061	51

Liabilities carried at fair value
Investment contracts for account of policyholders	197	-	-	9	-	(200)	(16)	-	(3)	-	-	-	-	(12)	7
Derivatives	3.081	-	-	2.073	(9)	-	(15)	-	(228)	-	-	-	-	4.902	314
	3.278	-	-	2.082	(9)	(200)	(31)	-	(231)	-	-	-	-	4.890	321
1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value	At January 1, 2019	Acquisitions through business combinations	Disposal of a business	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange difference	Reclassification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	At December 31, 2019	Total unrealized gains and (losses) for the period recorded in the P&L for instruments held at December 31, 2019 3
Available-for-sale
Shares	241	-	-	-	(5)	22	(100)	-	4	2	-	(7)	-	157	-
Debt securities	1.242	-	-	3	21	319	(317)	(68)	19	(2)	52	(195)	-	1.074	-
Money markets and other short-term instruments	-	-	-	-	-	1.061	(855)	(103)	-	-	126	(229)	-	-	-
Other investments at fair value	493	-	-	(100)	(56)	183	(25)	(23)	9	-	-	-	-	482	-
	1.976	-	-	(97)	(40)	1.584	(1.297)	(194)	32	1	178	(431)	-	1.712	-

Fair value through profit or loss
Shares	1.226	-	-	72	-	368	(266)	-	1	-	-	-	-	1.401	62
Debt securities	17	-	-	(1)	-	1	(12)	(1)	-	(1)	-	-	-	4	-
Other investments at fair value	1.376	-	-	34	-	884	(268)	-	23	-	85	(86)	-	2.049	36
Investments for account of policyholders	1.871	-	-	45	-	435	(567)	-	20	-	-	-	-	1.805	86
Derivatives	35	-	-	19	-	35	(33)	-	0	-	-	-	-	56	20
Investments in real estate	2.700	-	-	317	-	206	(331)	-	9	-	-	-	-	2.901	2
Investments in real estate for policyholders	612	-	-	(18)	-	2	(43)	-	34	-	-	-	-	586	(27)
	7.837	-	-	468	-	1.931	(1.521)	(1)	88	(1)	85	(86)	-	8.802	179

Revalued amounts
Real estate held for own use	263	-	-	7	3	(5)	(62)	-	3	-	-	-	-	208	-
	263	-	-	7	3	(5)	(62)	-	3	-	-	-	-	208	-

Total assets at fair value	10.077	-	-	379	(37)	3.509	(2.880)	(194)	122	-	263	(517)	-	10.722	179

Liabilities carried at fair value
Investment contracts for account of policyholders	206	-	-	9	-	4	(23)	-	2	-	-	-	-	197	(10)
Derivatives	2.489	-	-	597	4	-	(22)	-	14	-	-	-	-	3.081	84
	2.695	-	-	605	4	4	(46)	-	15	-	-	-	-	3.278	75
1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2020	Range (weighted average)	December 31, 2019	Range (weighted average)
Assets carried at fair value
Available-for-sale
Shares	Net asset value	n.a.	136	n.a.	119	n.a.
	Other	n.a.	37	n.a.	38	n.a.
			173		157

Debt securities	Broker quote	n.a.	374	n.a.	818	n.a.
	Discounted cash flow	Credit spread	29	2.38%	25	3.24%
	Discounted cash flow	Constant Prepayment Rate	6	n.a.	7	25.00%
	Discounted cash flow	Constant Prepayment Rate	24	8.57%	30	7.82%
	Other	n.a.	34	n.a.	193	n.a.
			467		1,074
Other investments at fair value
Tax credit investments	Discounted cash flow	Discount rate	517	6.55%	435	6.48%
Investment funds	Net asset value	n.a.	12	n.a.	14	n.a.
Other	Other	n.a.	52	n.a.	33	n.a.
			581		482
At December 31			1,221		1,712

Fair value through profit or loss
Shares	Other	n.a.	1,329	n.a.	1,401	n.a.
Debt securities	Other	n.a.	3	n.a.	4	n.a.
Debt securities	Broker quote	n.a.	239	n.a.	-	n.a.
			1,571		1,405

Other investments at fair value
Investment funds	Net asset value	n.a.	2,095	n.a.	1,984	n.a.
Other	Other	n.a.	79	n.a.	65	n.a.
			2,174		2,049

Derivatives
Longevity swap	Discounted cash flow	Mortality	22	n.a.	55	n.a.
			22		55

Real estate
Investments in real estate	Direct capitalization	Capitalization rate	-	n.a.	580	4.25% - 5.5%
	technique					(3.3%	)
	Appraisal value	n.a.	2,331	n.a.	2,229	n.a.
	Other	n.a.	54	n.a.	92	n.a.
			2,385		2,901
At December 31			6,152		6,410

Revalued amounts
Real estate held for own use	Direct capitalization	Capitalization rate	28	8.00% - 9.50%	54	7.75% - 9.50%
	technique			(8.80%)		(9.00%	)
	Appraisal value	n.a.	104	n.a.	108	n.a.
	Other	n.a.	77	n.a.	46	n.a.
At December 31			209		208

Total assets at fair value 4)			7,582		8,330

Liabilities carried at fair value
Derivatives
Embedded derivatives in
insurance contracts	Discounted cash flow	Own credit spread	4,902	0.25%	3,072	0.2% - 0.3% (0.24%	)
Longevity swap	Discounted cash flow	Mortality	-	n.a.	9	n.a.
Total liabilities at fair value			4,902		3,081
1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net income or equity. The effect on total assets is offset by the effect on total liabilities. Derivatives exclude derivatives for account of policyholders amounting to nil (2019: EUR 1 million).

Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives
The table below presents the impact on a fair value measurement of a change in the own credit spread by 5 basis points included in the discount rate.

	December 31, 2020	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2019	Effect of reasonably possible alternative assumptions (+/-) 1)
		Increase	Decrease		Increase	Decrease
Financial liabilities carried at fair value
Embedded derivatives in insurance contracts	4,902	48	(48)	3,072	43	(42)

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2020	Carrying amount December 31, 2020	Estimated fair value hierarchy			Total estimated fair value December 31, 2020
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	38,244	-	1	43,257	43,258
Private loans - held at amortized cost	4,358	-	38	5,242	5,280
Other loans - held at amortized cost	1,917	41	1,850	26	1,917

Liabilities
Subordinated borrowings - held at amortized cost	2,085	1,517	834	-	2,351
Trust pass-through securities - held at amortized cost	126	-	51	91	142
Borrowings – held at amortized cost	8,524	1,766	2,083	5,315	9,165
Investment contracts - held at amortized cost	20,889	-	-	20,382	20,382

2019	Carrying amount December 31, 2019	Estimated fair value hierarchy			Total estimated fair value December 31, 2019
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	37,750	-	1	42,566	42,567
Private loans - held at amortized cost	4,487	-	65	5,094	5,159
Other loans - held at amortized cost	2,353	45	2,080	228	2,353

Liabilities
Subordinated borrowings - held at amortized cost	2,207	1,560	855	-	2,416
Trust pass-through securities - held at amortized cost	136	-	144	-	144
Borrowings – held at amortized cost	8,845	1,728	30	7,565	9,322
Investment contracts - held at amortized cost	18,382	-	-	18,964	18,964

Carrying Values and Estimated Fair Values of Assets and Liabilities
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2020		2019
	Trading	Designated	Trading	Designated
Investments for general account	114	9,943	277	8,803
Investments for account of policyholders	-	223,705	-	225,788
Derivatives with positive values not designated as hedges	13,364	-	10,634	-
Total financial assets at fair value through profit or loss	13,479	233,647	10,910	234,591

Investment contracts for account of policyholders	-	59,625	-	59,956
Derivatives with negative values not designated as hedges	13,828	-	11,175	-
Borrowings	-	-	-	461
Total financial liabilities at fair value through profit or loss	13,828	59,625	11,175	60,417

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2020		2019
	Trading	Designated	Trading	Designated
Net gains and (losses)	18,090	3,215	21,020	13,574